Consolidated Statements of Total Equity (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash dividends declared per common share	$ 1.60	$ 1.60	$ 1.60
Accumulated Other Comprehensive Earnings/ (Loss)
Cash dividends declared per common share	$ 1.60	$ 1.60	$ 1.60
Total Shareholders' Equity
Cash dividends declared per common share	$ 1.60	$ 1.60	$ 1.60